Related Party Transactions - Additional Information (Detail) - USD ($)									3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 23, 2022	Dec. 22, 2021	Nov. 16, 2020	Oct. 05, 2020	Sep. 14, 2020	Jul. 29, 2020	Mar. 04, 2019	Sep. 25, 2022	Sep. 25, 2022	Sep. 26, 2021	Sep. 26, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 04, 2020
Related Party Transaction [Line Items]
Interest expense related party										$ 0		$ 74,000		$ 475,000	$ 198,000	$ 293,000	$ 186,000	$ 1,000
Debt Instrument, debt default, amount													$ 0			0	0
Proceeds from related party debt														15,333,000	2,100,000	2,100,000	5,533,000	300,000
Manufacturing cost of sales [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction									$ 594,000		$ 1,298,000			3,402,000	3,040,000	4,442,000	4,536,000	1,408,000
Operating expense allocation [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction									995,000		370,000			2,702,000	1,056,000	2,166,000	6,454,000	1,993,000
Cash management and financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														59,051,000	61,404,000	85,493,000	56,176,000	84,147,000
Other transactions [Member] | First Line Of Credit [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 5,000,000
Line of Credit Facility, Interest Rate at Period End			6.60%
Line of Credit Facility, Expiration Date			Dec. 31, 2022
Long-Term Line of Credit	$ 0								0	0				0		0
Other transactions [Member] | Second Line Of Credit [Member] | STACYC [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 10,000,000
Line of Credit Facility, Interest Rate at Period End								6.60%
Line of Credit Facility, Expiration Date								Dec. 31, 2023
Long-Term Line of Credit	0								0	0				0		5,333,000
Other transactions [Member] | Third Line Of Credit [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 60,000,000
Line of Credit Facility, Interest Rate at Period End			6.60%
Line of Credit Facility, Expiration Date			Dec. 22, 2022
Long-Term Line of Credit	$ 0		$ 100,000						$ 0	$ 0				$ 0		100,000
AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Payments of stock issuance costs													700,626
Common stock, shares, issued	11,402,888								11,402,888	11,402,888				11,402,888
Common stock shares outstanding	11,402,888								11,402,888	11,402,888				11,402,888
Proceeds from related party debt													5
Administrative Services Agreement [Member] | Maximum [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Administrative monthly fees					$ 10,000
Administrative Services Agreement [Member] | Accounts Payable and Accrued Liabilities [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Due to related party current for administrative expenses													30,000			110,000	30,000
Administrative Services Agreement [Member] | General and Administrative Expense [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Related party transaction expenses									$ 30,000		30,000		30,000	$ 90,000	90,000	140,000
Administrative Services Agreement [Member] | Other Income [Member] | Sponsor [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Income from forgiveness of accrued administrative services fee	$ 230,000
Settlement Agreement [Member] | Parent [Member]
Related Party Transaction [Line Items]
Debt instrument interest repayment														20,766,000	844,000
Working Capital Loans [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Working capital loans outstanding	0								0	$ 0			$ 0	0		0	0
Convertible debt	$ 1,500,000								$ 1,500,000	$ 1,500,000				$ 1,500,000		$ 1,500,000
Warrant issue price	$ 1								$ 1	$ 1				$ 1		$ 1
Notes payable [Member]
Related Party Transaction [Line Items]
Interest expense related party									$ 0		$ 0			$ 0	$ 59,000	$ 59,000	$ 51,000	$ 0
Common Class B [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Common stock, shares, issued													10,000,000			10,000,000	10,000,000
Common stock shares outstanding													10,000,000			10,000,000	10,000,000
Common Class B [Member] | Sponsor [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Share based compensation by share based payment arrangement shares forfeited		7,950,000
Founder Shares [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Payments of stock issuance costs							$ 25,000
Stock repurchased and retired during period, shares						2,875,000
Stock issued during period subject to forfeiture						1,500,000
Percent of stock convertible						20.00%
Stock price threshold limit	$ 12								$ 12	$ 12				$ 12		$ 12
Founder Shares [Member] | Common Class B [Member] | AEA-Bridges Impact Corp
Related Party Transaction [Line Items]
Proceeds from issuance of common stock							$ 11,500,000
Common stock, shares, issued				10,000,000															14,375,000
Common stock shares outstanding				10,000,000		11,500,000													14,375,000
Share based compensation by share based payment arrangement shares forfeited		2,000,000		1,500,000
Common Stock, Conversion Basis		one-for-one
Conversion of stock, Shares converted		8,000,000